BORROWINGS - Supplemental Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Corporate borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	$ 2,475
Cash Flows	629
Acquisition	0
Foreign Exchange Movement	54
Ending Balance	3,158
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	18,544
Cash Flows	1,119
Acquisition	689
Foreign Exchange Movement	(332)
Ending Balance	$ 20,020